Leases (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) ft²	Dec. 31, 2022 m² ft²
Leases (Details) [Line Items]
Aggregate amount | $	$ 300,000
Virginia [Member]
Leases (Details) [Line Items]
Net lease | m²		25,000
Lease expires		August 2026
California [Member]
Leases (Details) [Line Items]
Net lease		5,810
Lease expires		August 2024
New York [Member]
Leases (Details) [Line Items]
Net lease | m²		3,150
Lease expires		December 2024
Virginia [Member]
Leases (Details) [Line Items]
Lease expires	August 2026
Area of land	25,000
California [Member]
Leases (Details) [Line Items]
Lease expires	August 2024
Area of land	5,810
New York [Member]
Leases (Details) [Line Items]
Lease expires	December 2024
Area of land	3,150